Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Stock Option Activity
Activity for the year ended December 31, 2022, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2022	859,540	$2.75	5.08
Exercised	(193,560)	2.44	—
Forfeited	(8,000)	3.19	—
Outstanding as of December 31, 2022	657,980	$2.92	4.24
Exercisable as of December 31, 2022	657,980	$2.92	4.24
Activity for the year ended December 31, 2021, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2021	1,751,560	$3.10	6.39
Exercised	(892,020)	3.00	—
Outstanding as of December 31, 2021	859,540	$2.75	5.08
Exercisable as of December 31, 2021	849,540	$2.75	5.06
Activity for the year ended December 31, 2022, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2022	2,812,500	$5.83	8.61
Exercised	(47,000)	7.25	—
Forfeited	(135,984)	5.15	—
Outstanding as of December 31, 2022	2,629,516	$4.96	7.21
Exercisable as of December 31, 2022	1,476,744	$4.41	6.56

Activity for the year ended December 31, 2021, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2021	1,972,500	$4.22	9.11
Granted	1,369,000	8.75	9.12
Forfeited	(149,750)	5.54	—
Exercised	(379,250)	4.00	—
Outstanding as of January 1, 2021	2,812,500	$5.83	8.61
Exercisable as of December 31, 2021	455,500	$1.37	7.85
Activity for the year ended December 31, 2022, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2022	1,576,069	$17.96	9.57
Granted	1,336,284	6.03	—
Forfeited	(288,056)	14.00	—
Outstanding as of December 31, 2022	2,624,297	$12.32	8.88
Exercisable as of December 31, 2022	528,693	17.98	8.04
Activity for the year ended December 31, 2021, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2021	—	$—	—
Granted	1,595,314	17.96	9.57
Forfeited	(19,245)	18.00	—
Outstanding as of January 1, 2021	1,576,069	$17.96	9.57
Exercisable as of December 31, 2021	—	$—	—

Summary of Valuation Inputs
The valuation inputs for the 2019 ISOP grants were as follows:

	Twelve months ended December 31,
	2022	2021	2020
Share price at grant date (in USD)	N/A	$5.59	$4.36 - $4.87
Expected life of share options (years)	N/A	6.05 - 6.19	5.67 - 6.43
Expected volatility	N/A	41.26% - 41.45%	39.84% - 43.56%
Risk free interest rate	N/A	(0.63)% - (0.48)%	(0.80)% - (0.53)%
Dividend yield (%)	N/A	—%	—%
The valuation inputs for the 2021 EIP grants were as follows::

Year Ended December 31,
	2022	2021
Share price at grant date (in USD)	$2.06 - $8.36	$16.81 - $18.00
Expected life of share options (years)	5.50 - 7.00	5.50 - 7.00
Expected volatility	62.65% - 69.43%	41.65% - 59.77%
Risk free interest rate	2.42% - 4.00%	0.87% - 1.36%
Dividend yield (%)	—%	—%

Weighted Average Fair Value of Options Granted	The weighted average fair value of options granted during the years ended December 31, 2022 and 2021, respectively (in USD):

	2022	2021
2019 ISOP	N/A	$2.12
2021 EIP	$3.62	$9.87

Movements in Share-based Compensation Reserve
Movements in the share-based compensation reserve were as follows (in USD thousands):

Total
January 1, 2021	$2,948
Movement in the period	8,514
December 31, 2021	11,462
Movement in the period	13,613
December 31, 2022	$25,075
Share-based compensation expense by financial statement caption for all stock awards consists of the following (in USD thousands):

	Year ended December 31,
	2022	2021	2020
Research and development	$2,245	$784	$149
Sales and marketing	1,462	1,227	212
General and administrative	9,906	6,503	998
Total	$13,613	$8,514	$1,359

Summary of Restricted Stock Units Activity	The activity for the year ended December 31, 2022 was as follows:

	Number of RSUs	Weighted-average grant date fair value per share
Unvested as of January 1, 2022	287,575	$17.97
Granted	1,776,832	4.30
Vested	(133,056)	17.99
Forfeited	(65,918)	10.72
Unvested as of December 31, 2022	1,865,433	$5.20
The activity for the year ended December 31, 2021 was as follows:

	Number of RSUs	Weighted-average grant date fair value per share
Unvested as of January 1, 2021	—	$—
Granted	290,407	17.97
Forfeited	(2,832)	18.00
Unvested as of December 31, 2021	287,575	$17.97